Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and contingencies
NOTE 14: COMMITMENTS AND CONTINGENCIES:

As of December 31, 2012, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (2011: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
On March 1, 2012, Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $10,000. On July 11, 2012, the amount of the guarantee was amended to $12,000 and on March 1, 2013 the guarantee was extended for one year, expiring on March 1, 2014
In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of December 31, 2012, the remaining liability related to these pre-acquisition contingencies amounted to $1,039 ($2,764 in 2011; $4,674 in 2010) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. In the opinion of management, the ultimate disposition of these matters is expected to be immaterial to the financial statements individually and in the aggregate and will not adversely affect the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through February 2024.
As of December 31, 2012, Navios Logistics has obligations related its port expansion project, the construction of the remaining two new tank barges and the acquisition of the chartered-in fleet (see Note 7) of $7,095, $3,257 and $13,326, respectively. The table below reflects the future payments for these commitments.

Amounts in thousands of U.S. Dollars
December 31, 2013	$14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$23,678